Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Warrant [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The estimated values of warrants, as well as the assumptions that were used in calculating such values, were based on estimates at the issuance date as follows:

	Noteholders	Placement Agent
Risk-free interest rate	1.76%	1.54%
Weighted average expected term	5 years	5 years
Expected volatility	134.18%	134.18%
Expected dividend yield	0.00%	0.00%